Inventories, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory, Gross [Abstract]
Raw materials	$ 1,117	$ 1,264	$ 1,769
Work in process	1	15	37
Finished goods	419	450	135
Inventories, gross	1,537	1,729	1,941
Less: inventory reserves	(63)	(63)	(265)
Inventories, Net	$ 1,474	$ 1,666	$ 1,676